Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	6,278,481	6,046,907
Treasury stock, shares	243,638	248,898